Income Tax - Schedule of Deferred Income Taxes (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Schedule of Deferred Income Taxes [Line Items]
Total	$ (646)		$ 5,126
Retirement benefits [Member]
Schedule of Deferred Income Taxes [Line Items]
Total			$ 5,126